As filed with the Securities and Exchange Commission on October 18, 2024
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 002-58043
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 74
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-02716
Amendment No. 112
☒
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 18, 2024

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on October 18, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated October 18, 2024
to the following statutory prospectus(es):
Soloist dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The Board of Trustees of Fidelity Advisor Balanced Fund: Class M approved the merger of Fidelity Advisor Balanced Fund: Class M (the "Target Fund") into the Fidelity Balanced Fund: Fidelity Advisor Balanced Fund: Class M (the "Acquiring Fund"). The merger will be effective on or about October 25, 2024 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•
the Target Fund will no longer be available to receive transfers or new purchase payments;
•
the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and
•
the Acquiring Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Allocation	Fidelity Advisor® Balanced Fund: Class M Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.02%	20.97%	11.70%	8.40%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
PROS-0922
1

Incorporation by Reference
The statutory prospectus and Statement of Additional Information, except as modified herein, and the Statement of Additional Information, that were effective May 1, 2024, previously filed with the Commission under SEC file No. 002-58043, are hereby incorporated by reference and made a part of this registration statement.
Prospectus:
1)
Soloist prospectus effective May 1, 2024 filed on April 25, 2024, registration statement (002-58043), as document number d773271d485bpos.htm and hereby incorporated by reference.
Statement of Additional Information:
1)
Statement of Additional Information effective May 1, 2024 filed on April 25, 2024, registration statement (002-58043), as document number d773271d485bpos.htm and hereby incorporated by reference.
1

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
The form of the variable annuity contract – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
e)
Variable Annuity Application – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws.
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Form of Participation Agreements –
Unless indicated as attached hereto, the following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "amcentfpa99h2"
2)
Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "dreyfusfpa99h3.htm"
3)
Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023, filed on April 4, 2024 with Post-Effective Amendment number 73 to the registration statement (002-58043) as document d773271dex99h3.htm. Portions of this exhibit have been redacted.
4)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "frankfpa99h8.htm"
5)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
6)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "oppenfpa99h14.htm"

7)
Fund Participation Agreement with Aberdeen Fund Distributors LLC, dated June 17, 2008, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "aberdeenfpa.htm"
8)
Financial Support Agreement with AIM Distributors, Inc., dated January 1, 2005, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "invescofpa.htm"
9)
Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "americancenturyfpa.htm"
10)
Fund Participation Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P., dated July 1, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "delawareretailfpa"
11)
Restated Service Agreement with the Dreyfus Corporation and Dreyfus Service Corporation, dated June 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "dreyfusfpa.htm"
12)
Dealer Agreement with Federated Securities Corp., dated October 26, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "federatedfpa.htm"
13)
Fund Participation Agreement with Fidelity Distributors Corporation, dated September 1, 1992, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "fidelityfpa.htm"
14)
Master Shareholder Services Agreement with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC, dated October 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "franklintempletonfpa.htm"
15)
Fund Participation Agreement with Gartmore Mutual Fund Capital Trust, Gartmore Morley Capital Management, Inc., Gartmore Distribution Services, Inc. and Gartmore Mutual Funds, dated October 1, 2002, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "nationwidefpa.htm"
16)
Fund Participation Agreement with Janus Distributors LLC and Janus Services LLC, dated July 23, 2009, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "janusfpa.htm"
17)
Fund Participation Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, dated May 3, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "lazardretailfpa.htm"
18)
Administrative Services Agreement with Neuberger Berman Management Inc., dated January 1, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "neubergerbermanfpa.htm"
19)
Retirement Plan Service Provider Agreement with OppenheimerFunds, Distributor, Inc., OppenheimerFunds, Inc. and OppenheimerFunds Services, dated February 27, 2009, with post effective amendment number 55 of registration statement (002-58043) under document "oppenheimerfpa.htm"
20)
Fund Participation Agreement with Phoenix Equity Planning Corporation, dated March 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "virtusfpa.htm"
21)
Fund Participation Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust, dated July 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "wellsfargofpa.htm"
22)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm

i)
Form of Administrative Contracts
Unless indicated as attached hereto, the following administrative contracts were previously filed and are hereby incorporated by reference.
1)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document amcentasa99i2.htm
2)
Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to registration statement (333-140608) under document dreyfusasa99i3.htm
3)
Service Agreement between Fidelity Investments Institutional Operations Company LLC and Nationwide Investment Services Corporation dated October 11, 2023, filed on April 4, 2024 with Post-Effective Amendment number 73 to the registration statement (002-58043) as document d773271dex99i3.htm. Portions of this exhibit have been redacted.
4)
Service Contract between Fidelity Distributors Company LLC and Nationwide Investment Services Corporation dated October 18, 2023, filed on April 4, 2024 with Post-Effective Amendment number 73 to the registration statement (002-58043) as document d773271dex99i4.htm. Portions of this exhibit have been redacted.
5)
Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to registration statement (333-140608) under document frankasa99i6.htm
6)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 , filed on July 17, 2007 with pre-effective amendment number 1 to registration statement (333-140608) as document aimasa99i1a.htm
7)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005, filed on July 17, 2007 with pre-effective amendment number 1 to the registration statement (333-140608) as document aimasa99i1b.htm
8)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 filed on July 17, 2007 with pre-effective amendment number 1 to the registration statement (333-140608) as document janusasa99i7.htm
9)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to the registration statement (333-140608) as document nwasa99i10.htm
10)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to the registration statement (333-140608) as document nwfpa99h12b.htm
11)
Fund Agreement with Aberdeen Fund Distributors LLC dated June 17, 2008, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9911.htm. Portions of this exhibit have been redacted.
12)
Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9912.htm. Portions of this exhibit have been redacted.
13)
Restated Service Agreement with The Dreyfus Corporation and Dreyfus Service Corporation dated June 1, 2003, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9913.htm. Portions of this exhibit have been redacted.
14)
Fund Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P. dated July 1, 2004, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9914.htm. Portions of this exhibit have been redacted.
15)
Dealer Agreement with Federated Securities Corp. dated October 26, 2006, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9915.htm. Portions of this exhibit have been redacted.

16)
Selling Dealer Agreement with Fidelity Distributors Corporation dated January 2, 1997, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9916.htm. Portions of this exhibit have been redacted.
17)
Letter agreement with Franklin Templeton Investor Services, LLC dated January 31, 2013, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9917.htm. Portions of this exhibit have been redacted.
18)
Letter agreement with Franklin Templeton Distributors Inc. dated October 18, 2012, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9918.htm. Portions of this exhibit have been redacted.
19)
Master Shareholder Services Agreement for the Franklin Templeton Funds with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC dated October 1, 2007, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9919.htm. Portions of this exhibit have been redacted.
20)
Shareholder Service Agreement with AIM Distributors, Inc. dated May 28, 1997, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9920.htm. Portions of this exhibit have been redacted.
21)
Sub-Accounting Agreement with AIM Distributors Inc. dated January 1, 2002, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9921.htm. Portions of this exhibit have been redacted.
22)
Fund Agreement with Janus Distributors LLC and Janus Services LLC dated July 23, 2009, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9922.htm. Portions of this exhibit have been redacted.
23)
Fund Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9923.htm. Portions of this exhibit have been redacted.
24)
Dealer Agreement with MFS Fund Distributors, Inc. dated [unknown], filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9924.htm. Portions of this exhibit have been redacted.
25)
Fund Agreement with MFS Fund Distributors, Inc. dated October 31, 2003, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9925.htm. Portions of this exhibit have been redacted.
26)
Retirement Plans Administrative Services Agreement with Nationwide Fund Management LLC dated December 29, 2016, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9926.htm. Portions of this exhibit have been redacted.
27)
Retirement Plans Mutual Fund Selling Agreement with Nationwide Fund Distributors LLC dated December 29, 2016, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9927.htm. Portions of this exhibit have been redacted.
28)
Administrative Services Agreement with Neuberger Berman Management Inc. dated January 1, 2006, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9928.htm. Portions of this exhibit have been redacted.
29)
Sales Agreement with Phoenix Equity Planning Corporation (Virtus) dated January 19, 1999, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9929.htm. Portions of this exhibit have been redacted.
30)
Fund Agreement with Phoenix Equity Planning Corporation (Virtus) dated March 7, 2007, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9930.htm. Portions of this exhibit have been redacted.
31)
Fund Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust dated July 1, 2003, as amended, filed on April 26, 2022 with post-effective amendment number 71 to the registration statement (002-58043) as document d309137dex9931.htm. Portions of this exhibit have been redacted.

j)
Not Applicable.
k)
Opinion of Counsel – Filed previously with this Registration Statement (1933 act File No. 002-58043) and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed previously with Post-Effective Amendment No. 71 on April 26, 2022 (002-58043) and hereby incorporated by reference.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Nationwide Chief Technology Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Marketing Officer	Jones, Ramon
Executive Vice President-Chief Customer, Strategy and Innovation Officer	Mahaffey, Michael W.
Executive Vice President-Chief Transformation Officer	Shore, Amy T.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Marketing Content & Delivery	Boyd, Michael A.
Senior Vice President-Human Resources – IT & Legal	Bretz, Angela D.
Senior Vice President-Internal Audit	Burchwell, Jason E.
Senior Vice President-Nationwide Pet	Carnes, Joel R.M.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Carrel, Michael W.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Hawley, Craig A.
Senior Vice President-Legal - NF	Innis-Thompson, Janice
Senior Vice President-Investment Management Group	Jestice, Kevin T.
Senior Vice President-Internal Audit, Emeritus	Jordan, Gregory S.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Chief Technology Officer – Technology Strategy, Data & Innovation	Kolp, Melanie A.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-Technology CFO & Procurement	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.

Senior Vice President-Total Rewards	Sonneman, Christopher P.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Senior Vice President-Chief Advanced Analytics Officer	Terry, Shannon
Senior Vice President-Chief Technology Officer – Property & Casualty	Vasudeva, Guruprasad C.
Senior Vice President-Human Resources - NF	Webster, Cynthia S.
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Jefferson National Life of New York Annuity Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A

b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO - Life Insurance	Wild, Keith D.
Associate Vice President-NF Compliance - Strategic Customer Solutions	Deleget, J. Brian
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi K.
Assistant Secretary	Dokko, David H.
Assistant Secretary	Hartman, Mark E.
Director	Hawley, Craig A.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 18, 2024.
Nationwide Variable Account
(Registrant)
By: /s/ John L. Carter*
John L. Carter President and Chief Operating Officer
Nationwide Life Insurance Company
(Depositor)
By: /s/ John L. Carter*
John L. Carter President and Chief Operating Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on October 18, 2024.
/s/ JOHN L. CARTER*
John L. Carter, President and Chief Operating Officer and Director (Principal Executive Officer)
/s/ HOLLY R. SNYDER*
Holly R. Snyder, Senior Vice President and Director
/s/ TIMOTHY G. FROMMEYER*
Timothy G. Frommeyer, Executive Vice President and Director
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, Senior Vice President-Nationwide Annuity and Director
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director (Chief Financial Officer)
/s/ KIRT A. WALKER*
Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact Pursuant to Power of Attorney